Income Taxes (Information) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [abstract]
Tax losses and deductible temporary differences for which no deferred tax assets recognized	$ 778
Temporary differences associated with investments in subsidiaries and equity-accounted investees, for which deferred tax liabilities have not been recognized	$ 13,060	$ 10,241